Other current and non-current financial liabilities - Schedule of Breakdown for Other Non-Current Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 105,632	€ 146,338
Other	0	110
Other non-current financial liabilities	105,632	146,448
Thom Browne segment
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	90,295	127,072
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 15,337	€ 19,266